Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes on Income (Details) [Line Items]
Carryforward tax losses (in Dollars)	$ 62,000
Israeli [Member]
Taxes on Income (Details) [Line Items]
Tax rate	23.00%	23.00%	23.00%